Non-controlling interest	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling interest
Non-controlling interest

The Company's consolidated statement of operations, balance sheet and statement of cash flows include the results of North Atlantic Drilling Ltd, Seadrill Partners LLC, Asia Offshore Drilling Ltd, and Sevan Drilling ASA. As at December 31, 2013, the Company has the following ownership interests in these companies: 74.21% of North Atlantic Drilling Ltd , 62.35% of Seadrill Partners LLC, 66.23% of Asia Offshore Drilling Ltd, and 50.11% of Sevan Drilling ASA. The amount of shareholders' equity not attributable to the Company is included in non-controlling interests.

On October 24, 2012, Seadrill Partners LLC completed its initial public offering (IPO) of 10,062,500 common units representing limited liability company interests in Seadrill Partners LLC at a price of $22.00 per unit, for gross proceeds of $221.4 million and expenses of $18.7 million (including 1,312,500 common units issued in connection with the exercise of the over-allotment option). Seadrill Partners LLC is listed on the New York stock exchange under the symbol "SDLP". Upon completion of the offering, the Company owned 14,752,525 common units and 16,543,350 subordinated units which represents 75.67% of the limited liability company interests in Seadrill Partners LLC. Subsequent to the IPO, in October 2013, Seadrill Partners issued 3,310,622 common units to the Company, which increased the Company's total ownership interest to 77.47%. In December 2013, Seadrill Partners issued a further 3,394,916 common units to the Company and 12,880,000 common units to the public, which had the effect of reducing the Company's ownership total ownership to 62.35% as of December 31, 2013.

On March 25, 2013, we obtained control of the Board of Asia Offshore Drilling Ltd and owned 66.18% of the outstanding shares. As a result of obtaining control we have consolidated the results and financial position of Asia Offshore Drilling Ltd from this date. The fair value of the non-controlling interest established upon obtaining a controlling financial interest was $100 million. See Note 12 to the consolidated financial statements included herein. Subsequent to the date of consolidation, the Company's percentage ownership increased to 66.21%, and then increased again to 66.23% as at December 31, 2013.

On July 2, 2013 we obtained a controlling financial interest in Sevan Drilling and had ownership interests in 50.1% of the outstanding shares. As a result of obtaining control we consolidated the results and financial position of Sevan Drilling from this date. The fair value non-controlling interest established upon obtaining a controlling financial interest was $197 million. See Note 12 to the consolidated financial statements included herein.

In 2007 and 2008 the Company entered into five sale and leaseback arrangements for drilling units with Ship Finance International Ltd, who incorporated subsidiary companies for the sole purpose of owning and leasing the drilling units. The Company has recognized these subsidiary companies as VIEs and concluded that the Company is their primary beneficiary. Accordingly, these subsidiary companies are included in the Company's consolidated financial statements, with the Ship Finance International Ltd equity in these companies included in non-controlling interest. In 2012, the Company acquired all the shares in one of these Ship Finance International Ltd companies, Rig Finance II Ltd for $47 million. As a consequence of this, Rig Finance II Ltd is no longer treated as a VIE but a wholly owned subsidiary. In 2013 these VIEs paid dividends of $223 million to Ship Finance International Limited.

Changes in non-controlling interest in 2013, 2012 and 2011 are as follows:

(In US$ millions)	Ship Finance International Ltd	North Atlantic Drilling Ltd	Seadrill Partners LLC	Asia Offshore Drilling Ltd	Sevan Drilling ASA	Total
December 31, 2011	215	110	—	—	—	325
Changes in 2012	20	10	69	—	—	99
Net income attributable to non-controlling interest in 2012	39	48	10	—	—	97
December 31, 2012	274	168	79	—	—	521
Changes in 2013	(220)	(56)	15	100	197	36
Net income attributable to non-controlling interest in 2013	24	61	21	11	16	133
December 31, 2013	78	173	115	111	213	690